Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Investments

5.     Investments

Investments consisted of available-for-sale securities as follows (in thousands):

	Amortized	Gross unrealized	Gross unrealized	Fair
	Cost	gains	losses	Value
	(in thousands)
Type of security as of September 30, 2014
Negotiable certificates of deposit maturing in one year or less	$9,065	$—	$13	$9,052
Negotiable certificates of deposit maturing after one year through two years	980	—	2	978

Total available-for-sale securities	$10,045	$—	$15	$10,030

Realized gains and losses are determined based on the specific identification method and are reported in other income in the condensed consolidated statement of operations. There were no realized gains or losses on sales of available-for sale securities in the nine months ended September 30, 2013 and 2014.

4.    Short–term Investments

Securities available-for-sale consisted of the following for the date indicated:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
December 31, 2012
Negotiable certificates of deposit	$5,620	$—	$—	$5,620

All short-term investments had a contractual maturity of one year or less.

The declines in value of these investments are primarily related to changes in interest rates and are considered to be temporary in nature. The Company evaluates, among other things, the duration and extent to which the fair value of a security is less than its cost, the financial condition of the issuer, and the intent to sell, or whether it is more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis. The Company’s realized gains and realized losses on sales of available-for-sale securities were not material for the years ended December 31, 2012 and 2013. No securities have been in a continuous unrealized loss position for more than 12 months as of December 31, 2013.